Revenue and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated by Revenue

A disaggregation of revenue by type of service for the three and six months ended December 31, 2022 and 2021 is as follows:

	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
Online betting and casino revenues	$5,538,486	$12,439,696	$14,133,832	$27,102,284
Esports and other revenues	870,919	2,091,351	1,880,837	3,837,054
Total	$6,409,405	$14,531,047	$16,014,669	$30,939,338

A disaggregation of revenue by type of service for the year ended June 30, 2022 and 2021 is as follows:

	Year ended June 30,
	2022	2021
Online betting and casino revenues	$53,104,795	$16,231,028
Esports and other revenues	5,246,855	552,886
Total	$58,351,650	$16,783,914

Schedule of Revenues with Customers and Long-lived Assets Disaggregated by Geographical Area

A summary of revenue by geography for the three and six months ended December 31, 2021 and 2020 is as follows:

	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
United States	$581,501	$1,688,578	$1,394,381	$3,208,843
International	5,827,904	12,842,469	14,620,288	27,730,495
Total	$6,409,405	$14,531,047	$16,014,669	$30,939,338

A summary of revenue by geography follows for the year ended June 30, 2022 and 2021 is as follows:

	June 30, 2022	June 30, 2021
United States	$4,799,084	$671,519
International	53,552,566	16,112,395
Total	$58,351,650	$16,783,914

Schedule of Long-Lived Assets by Geography	A summary of long-lived assets by geography is as follows:
	December 31, 2022	June 30, 2022
United States	$5,592,080	$8,271,360
International	29,724,622	46,620,831
Total	$35,316,702	$54,892,191

A summary of long-lived assets by geography as at June 30, 2022 and 2021 follows:

	June 30, 2022	June 30, 2021
United States	$8,271,360	$48,081,926
International	46,620,831	41,942,870
Total	$54,892,191	$90,024,796